CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
Revenues	$ 63,883,520	$ 54,884,381	$ 44,951,740
Cost of sales	(48,239,478)	(36,593,792)	(31,843,337)
Gross profit	15,644,042	18,290,589	13,108,403
Operating expenses:
Selling and marketing expenses	2,647,429	2,949,204	1,915,127
General and administrative expenses	2,897,995	4,071,116	1,782,318
Research and development costs	1,452,061	1,652,633	1,331,111
Total operating expenses	6,997,485	8,672,953	5,028,556
Operating Income	8,646,557	9,617,636	8,079,847
Other income (expenses):
Interest expenses	(1,151,045)	(1,239,170)	(1,245,385)
Interest income	24,437	10,702	24,459
Other income, net	921,973	112,099	69,772
Total other expenses, net	(204,635)	(1,116,369)	(1,151,154)
Income before income taxes	8,441,922	8,501,267	6,928,693
Income tax provision	(248,228)	(1,398,210)	(995,005)
Net income	8,193,694	7,103,057	5,933,688
Net income attributable to non-controlling interests	(86,828)	(84,943)	(59,412)
Net income attributable to ZK International Group Co., Ltd.	8,106,866	7,018,114	5,874,276
Net income	8,193,694	7,103,057	5,933,688
Other comprehensive income (loss):
Foreign currency translation adjustment	(1,694,278)	(818,468)	272,237
Total comprehensive income	6,499,416	6,284,589	6,205,925
Comprehensive loss (income) attributable to non-controlling interests	(73,919)	(75,719)	(61,100)
Comprehensive income attributable to ZK International Group Co., Ltd.	$ 6,425,497	$ 6,208,870	$ 6,144,825
Basic and diluted earnings per share
Basic	$ 0.49	$ 0.52	$ 0.56
Diluted	$ 0.49	$ 0.51	$ 0.56
Weighted average number of shares outstanding
Basic	16,551,708	13,610,046	10,970,000
Diluted	16,551,708	13,629,517	10,973,674